Investments	12 Months Ended
Apr. 30, 2012
Investments
10.	Investments:

	Percentage ownership	2012	2011

Equity accounted investments:

TAS	29.9%	$15,548	$14,250
Luchthaven Den Helder C.V.	50%	8,339	9,014
Helideck Certification Agency	50%	338	283

		24,225	23,547
Other, at cost		1	1

Total		$24,226	$23,548

There is no quoted market value available for the investments accounted under the equity method.